Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Real estate facilities:
Land		$ 480,539	$ 430,869
Buildings		1,516,095	1,401,981
Site improvements		94,562	91,896
Real estate investment property, gross		2,091,196	1,924,746
Accumulated depreciation		(305,132)	(255,844)
Real estate investment property		1,786,064	1,668,902
Construction in process		9,503	5,977
Real estate facilities, net		1,795,567	1,674,879
Cash and cash equivalents		23,112	45,079
Restricted cash		6,189	8,348
Investments in unconsolidated real estate ventures (Note 4)		38,797	35,832
Investments in and advances to Managed REITs		57,722	34,391
Deferred tax assets		4,310	4,450
Other assets, net		33,538	21,701
Intangible assets, net of accumulated amortization		6,766	1,170
Trademarks, net of accumulated amortization		15,700	15,771
Goodwill		53,643	53,643
Debt issuance costs, net of accumulated amortization		6,723	377
Total assets	[1]	2,042,067	1,895,641
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Debt, net		1,317,435	1,087,401
Accounts payable and accrued liabilities		38,113	28,978
Due to affiliates		362	416
Distributions payable		9,257	9,156
Deferred tax liabilities		5,954	6,194
Total liabilities		1,371,121	1,132,145
Commitments and contingencies (Note 12)
Equity:
Additional paid-in capital		895,118	894,857
Distributions		(382,160)	(324,191)
Accumulated deficit		(185,649)	(167,270)
Accumulated other comprehensive income		(1,708)	847
Total SmartStop Self Storage REIT, Inc. equity		325,698	404,340
Noncontrolling interests in our Operating Partnership		86,470	91,488
Other noncontrolling interests		380	35
Total noncontrolling interests		86,850	91,523
Total equity		412,548	495,863
Total liabilities, temporary equity and equity		2,042,067	1,895,641
Redeemable Common Stock
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Redeemable common stock / Preferred stock		62,042	71,277
Series A Convertible Preferred Stock
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Redeemable common stock / Preferred stock		196,356	196,356
Class A Common stock
Equity:
Common stock, value		89	89
Class T Common stock
Equity:
Common stock, value		$ 8	$ 8

[1]	Other than our investments in and advances to Managed REITs and investments in JV properties, substantially all of our investments in real estate facilities and intangible assets as well as our capital expenditures for the years ended and as of December 31, 2024 and 2023, respectively, were associated with our self storage platform. Please see Note 3 – Real Estate of the Notes to the Consolidated Financial Statements for additional detail.